Leases - Lease payments receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Percentage of total revenue corresponding to commercial revenue	49.00%	46.00%	42.00%
Total	$ 699,109	$ 531,725	$ 536,248
Within 1 year
Leases
Total	167,164	105,455	109,314
Between 1 and 5 years
Leases
Total	368,373	273,589	266,875
Later than 5 years
Leases
Total	$ 163,572	$ 152,681	$ 160,059